Interests in Subsidiaries - Disclosure of Composition of Group (Details)		7 Months Ended	12 Months Ended
		Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Bendon Retail Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		New Zealand	New Zealand	New Zealand
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Bendon Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		New Zealand	New Zealand	New Zealand
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Bendon Holdings Pty Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		Australia	Australia	Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Bendon Pty Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		Australia	Australia	Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Bendon Intimates Pty Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		Australia	Australia	Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
PS Holdings No. 1 Pty Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		Australia	Australia	Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Pleasure State Pty Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		Australia	Australia	Australia
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Pleasure State (HK) Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		Hong Kong	Hong Kong	Hong Kong
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Bendon UK Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		United Kingdom	United Kingdom	United Kingdom
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Bendon USA Inc [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		United States of America	United States of America	United States of America
Proportion of ownership interest in subsidiary	[1]	100.00%	100.00%	100.00%
Bendon Limited [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary	[2]	New Zealand	New Zealand	New Zealand
Proportion of ownership interest in subsidiary	[1],[2]	0.00%	100.00%	0.00%
Naked Brand Inc [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		United States of America	United States of America	United States of America
Proportion of ownership interest in subsidiary	[1]	0.00%	100.00%	0.00%
FOH Online Corp Inc. [Member]
Disclosure of subsidiaries [line items]
Principal place of business / Country of Incorporation of subsidiary		United States of America	United States of America	United States of America
Proportion of ownership interest in subsidiary	[1]	0.00%	100.00%	0.00%

[1]	The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries.
[2]	Bendon Limited was the parent entity in the periods ended 31 January 2018 and 31 January 2017.